Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	EATON VANCE INVESTMENT TRUST
Central Index Key	0000779991
Amendment Flag	false
Document Creation Date	Nov. 14, 2016
Document Effective Date	Nov. 14, 2016
Prospectus Date	Nov. 14, 2016
Eaton Vance Short Duration Municipal Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EXMAX
Eaton Vance Short Duration Municipal Opportunities Fund | Class C
Risk/Return:
Trading Symbol	EZMAX
Eaton Vance Short Duration Municipal Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EMAIX